DERIVATIVE WARRANTS LIABILITY (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Stock issued during period new issues	1,250,000
Derivative Liability, Noncurrent						$ 301	$ 752
Class of Warrant or Right, Outstanding					375,000	2,477,500
Convertible Bridge Loans Transactions [Member] | Private Placement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Liability, Noncurrent					$ 0	$ 54
Class of Warrant or Right, Outstanding							79,000
Bridge Loan [Member] | Private Placement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Liability, Noncurrent					$ 0	$ 247
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Stock issued during period new issues		600,000	4,518,406	3,106,000
Class of Warrant or Right, Outstanding					78,707,922	3,351,586